Risk management_Interest EaR and VaR based on BIS Framework of subsidiaries other than the Bank and consolidated trusts (Details) - KRW (₩)		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Woori Card Co., Ltd.
Disclosure of EaR VaR based on BIS framework [Line Items]
EaR	[1]	₩ 106,645,000,000	₩ 100,213,000,000
VaR	[2]	157,085,000,000	85,010,000,000
Woori Financial Capital Co., Ltd.
Disclosure of EaR VaR based on BIS framework [Line Items]
EaR	[1]	3,701,000,000	0
VaR	[2]	12,550,000,000	0
Woori Investment Bank Co., Ltd.
Disclosure of EaR VaR based on BIS framework [Line Items]
EaR	[1]	1,479,000,000	7,629,000,000
VaR	[2]	5,005,000,000	958,000,000
Woori Asset Trust Co., Ltd.
Disclosure of EaR VaR based on BIS framework [Line Items]
EaR	[1]	3,211,000,000	0
VaR	[2]	398,000,000	0
Woori Asset Management Corp.
Disclosure of EaR VaR based on BIS framework [Line Items]
EaR	[1]	64,000,000	256,000,000
VaR	[2]	493,000,000	2,486,000,000
Woori Private Equity Asset Management Co., Ltd.
Disclosure of EaR VaR based on BIS framework [Line Items]
EaR	[1]	193,000,000	416,000,000
VaR	[2]	37,000,000	80,000,000
Woori Global Asset Management Co., Ltd.
Disclosure of EaR VaR based on BIS framework [Line Items]
EaR	[1]	119,000,000	386,000,000
VaR	[2]	₩ 318,000,000	₩ 84,000,000

[1]	EaR (Earning at Risk): Change of maximum expected income and expense
[2]	VaR (Value at Risk): Maximum expected losses